Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations, not yet Mandatorily Applicable (Detail)	12 Months Ended
Dec. 31, 2022
IFRS 17 and IFRS 17A insurance contracts and amendments to IFRS 17 [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRS 17 A Initial application of IFRS 17 and IFRS 9 - Comparative information
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IAS 1A disclosure of accounting policies [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	yes
Possible Impact on MorphoSys	yes
IAS 8A definition of accounting estimates [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	yes
Possible Impact on MorphoSys	yes
IAS 12 (a) Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2023
Adopted by the European Union	yes
Possible Impact on MorphoSys	yes
IAS 1A classification of liabilities as current or noncurrent [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2024
Adopted by the European Union	no
Possible Impact on MorphoSys	yes
IFRS 16 A Lease Liability in a Sale and Leaseback
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2024
Adopted by the European Union	no
Possible Impact on MorphoSys	none